FINANCIAL INSTRUMENTS AND FINANICAL RISK MANAGEMENT - Disclosure of income (loss) from change in foreign currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ 767	$ (1,968)	$ 490
10% increase in exchange rate | NIS | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(1,762)	(2,168)	1,408
10% increase in exchange rate | EUR | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(1,698)	1,288	788
10% increase in exchange rate | GPB | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	123	713	824
10% increase in exchange rate | AUD | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	40	201	184
10% decrease in exchange rate | NIS | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	1,762	2,168	(1,408)
10% decrease in exchange rate | EUR | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	1,698	(1,288)	(788)
10% decrease in exchange rate | GPB | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	(123)	(713)	(824)
10% decrease in exchange rate | AUD | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Income (loss) from change	$ (40)	$ (201)	$ (184)